CONVERTIBLE SENIOR NOTES - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CONVERTIBLE SENIOR NOTES
Convertible senior notes, current	¥ 106,318	$ 14,975	¥ 522,821
Convertible senior notes, non-current	424,962	59,855	522,744
Related Parties
CONVERTIBLE SENIOR NOTES
Convertible senior notes, current	106,240	14,964	522,744
Convertible senior notes, non-current	424,962	59,855	522,744
Related Parties | 2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Convertible senior notes, current	106,240	14,964	522,744
Convertible senior notes, non-current	424,962	59,855	522,744
Third parties
CONVERTIBLE SENIOR NOTES
Convertible senior notes, current	78	11	77
Third parties | 2024 Convertible Notes
CONVERTIBLE SENIOR NOTES
Convertible senior notes, current	¥ 78	$ 11	¥ 77